Fair Value (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
Assets and liabilities measured at fair value under ASC 820 on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2019 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. government sponsored enterprises	$104,512	$-	$104,512	$-
State and political subdivisions	162	-	162	-
Mortgage backed securities and collateralized mortgage obligations - residential	389,517	-	389,517	-
Corporate bonds	30,436	-	30,436	-
Small Business Administration - guaranteed participation securities	48,511	-	48,511	-
Other	685	-	685	-

	$573,823	$-	$573,823	$-

	Fair Value Measurements at December 31, 2018 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

U.S. government sponsored enterprises	$152,160	$-	$152,160	$-
State and political subdivisions	173	-	173	-
Mortgage backed securities and collateralized mortgage obligations - residential	262,032	-	262,032	-
Corporate bonds	29,938	-	29,938	-
Small Business Administration - guaranteed participation securities	56,475	-	56,475	-
Other	685	-	685	-

Total securities available for sale	$501,463	$-	$501,463	$-

Assets Measured at Fair Value on Non-Recurring Basis
 Assets measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements at December 31, 2019 Using:
(dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation technique	Unobservable inputs	Range (Weighted Average)

Other real estate owned	$1,579	$-	$-	$1,579	Sales comparison approach	Adjustments for differences between comparable sales	1% - 21% (2%)

Impaired loans:
Real estate mortgage - 1 to 4 family	120	-	-	120	Sales comparison approach	Adjustments for differences between comparable sales	1% - 17% (9%)

	Fair Value Measurements at December 31, 2018 Using:
(dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation technique	Unobservable inputs	Range (Weighted Average)

Other real estate owned	$1,675	$-	$-	$1,675	Sales comparison approach	Adjustments for differences between comparable sales	1% - 14% (7%)

Impaired loans:
Real estate mortgage - 1 to 4 family	459	-	-	459	Sales comparison approach	Adjustments for differences between comparable sales	5% - 14% (10%)

Carrying Amounts and Estimated Fair Values of Financial Instruments
In accordance with ASC 825, the carrying amounts and estimated fair values (exit price) of financial instruments at December 31, 2019 and 2018 are as follows:

(dollars in thousands)	Carrying	Fair Value Measurements at December 31, 2019 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$456,846	456,846	-	-	456,846
Securities available for sale	573,823	-	573,823	-	573,823
Held to maturity securities	18,618	-	19,680	-	19,680
Federal Reserve Bank and Federal Home Loan Bank stock	9,183	N/A	N/A	N/A	N/A
Net loans	4,017,879	-	-	4,078,210	4,078,210
Accrued interest receivable	10,915	216	2,221	8,478	10,915
Financial liabilities:
Demand deposits	463,858	463,858	-	-	463,858
Interest bearing deposits	3,986,158	2,587,981	1,397,271	-	3,985,252
Short-term borrowings	148,666	-	148,666	-	148,666
Accrued interest payable	1,459	174	1,285	-	1,459

(dollars in thousands)	Carrying	Fair Value Measurements at December 31, 2018 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$503,709	503,709	-	-	503,709
Securities available for sale	501,463	-	501,463	-	501,463
Held to maturity securities	22,501	-	22,924	-	22,924
Federal Reserve Bank and Federal Home Loan Bank stock	8,953	N/A	N/A	N/A	N/A
Net loans	3,829,330	-	-	3,753,966	3,753,966
Accrued interest receivable	11,341	353	2,371	8,617	11,341
Financial liabilities:
Demand deposits	405,069	405,069	-	-	405,069
Interest bearing deposits	3,869,178	2,594,672	1,264,772	-	3,859,444
Short-term borrowings	161,893	-	161,893	-	161,893
Accrued interest payable	1,024	104	920	-	1,024